UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 000-56072

NEW MOUNTAIN GUARDIAN III BDC, L.L.C.

(Name of Registrant)

1633 Broadway, 48th Floor

New York, New York 10019

(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended (the “1940 Act”).

(1)     Title of the class of securities of New Mountain Guardian III BDC, L.L.C. (the “Company”) to be redeemed:

•	3.57% Series 2021A Senior Notes, Tranche A, due July 15, 2025 (the "2021A Tranche A Notes");

•	3.62% Series 2021A Senior Notes, Tranche B, due July 15, 2025 (the "2021A Tranche B Notes"); and

•	3.95% Series 2022A Senior Notes due July 15, 2025 (the “2022A Unsecured Notes,” and together with the 2021A Tranche A Notes and the 2021A Tranche B Notes, the "Notes").

(2)     Date on which the securities are to be redeemed:

The Notes will be redeemed on August 16, 2024 (the “Redemption Date”).

(3)     Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to Section 8.9(b) of the Master Note Purchase Agreement, dated August 4, 2021, as supplemented by the First Supplement to the Master Note Purchase Agreement, dated March 10, 2022 (together, the “Note Purchase Agreement”), between the Company and the purchasers party thereto.

Pursuant to Section 8.9(b) of the Note Purchase Agreement, the Company is obligated to offer to prepay the Notes each time the Company receives an aggregate amount of net proceeds, or if the Company is permitted to receive an aggregate amount of net proceeds, from the distribution of Wells Residual Equity (as defined in the Note Purchase Agreement), at least equal to the lesser of (A) $25,000,000, and (B) 10% of the aggregate principal of Notes issued under the Note Purchase Agreement (the “Section 8.9(b) Proceeds”).

(4)     The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

As of July 16, 2024, the Company had received $25,151,503.01 in Section 8.9(b) Proceeds. Accordingly, the Company is offering to prepay on a pro rata basis up to $25,151,503.01 in aggregate principal amount of the Notes, including any accrued but unpaid interest up to but not including the Redemption Date, pursuant to the terms of the Note Purchase Agreement.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the 1940 Act, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 16th day of July, 2024.

New Mountain Finance Corporation

By:	/s/ Kris Corbett
Kris Corbett
Chief Financial Officer and Treasurer